Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies
Schedule of future minimum rental payments
Operating lease commitments	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
As of June 30, 2017:	$37,524	$8,728	$16,505	$12,291	$—

Schedule of purchase commitments
Purchase commitments	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
As of June 30, 2017:	$279,429	$242,570	$36,759	$100	$—